Consolidated Statements of Cash Flows - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Income before income taxes	$ 14,084,733	$ 8,126,035	$ 2,855,692
Adjustments for:
Depreciation and amortization	2,059,237	1,993,342	1,934,766
Loss on disposal of land		15,766
Interest income	(450,261)	(202,146)	(262,370)
Interest expense	855,518	842,386	926,312
Exchange loss	579,388	264,833	89,074
Exchange gain	(371,228)	(373,434)	(334,150)
Working capital variations:
Accounts receivable	(1,016,389)	(760,499)	(452,636)
Recoverable taxes and other current assets	(686,745)	(308,953)	(126,730)
Trade accounts payable and other liabilities	741,374	1,619,104	(152,619)
Total adjustments to reconcile profit (loss)	15,795,627	11,216,434	4,477,339
Income taxes paid	(2,277,190)	(869,409)	(1,540,196)
Net cash flows generated from operating activities	13,518,437	10,347,025	2,937,143
Investing activities
Improvements to assets under concession and acquisition of furniture and equipment	(2,775,773)	(3,692,485)	(3,328,560)
Collection for disposal of land		286,283
Loans granted to third parties	(35,100)	(105,000)
Investment in joint venture			(10,556)
Interest received	385,852	201,842	273,642
Restricted cash	(122,025)	(118,206)	189,474
Net cash flows used in investing activities	(2,547,046)	(3,427,566)	(2,876,000)
Financing activities
Bank loans received		4,650,000	306,241
Restricted cash	(1,175,622)
Obtainment of long-term debt	3,947,522
Bank loans paid	(1,498,076)	(4,429,334)	(245,520)
Lease payments - Principal portion	(7,078)	(6,216)	(6,113)
Long-term debt paid	(222,568)	(220,961)	(253,925)
Interest paid	(1,079,621)	(908,698)	(942,993)
Dividends paid and capital reimbursement (non-controlling interest)	(1,585,960)
Dividends paid	(4,509,000)	(2,463,000)
Net cash flows (used) from financing activities	(6,130,403)	(3,378,209)	(1,142,310)
(Decrease) Increase in cash and cash equivalents	4,840,988	3,541,250	(1,081,167)
Cash and cash equivalents at the beginning of the year	8,770,062	5,192,628	6,192,679
Exchange gain (loss) on cash and cash equivalents	(436,059)	36,184	81,116
Cash and cash equivalents at the end of the year	$ 13,174,991	$ 8,770,062	$ 5,192,628